CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Jun. 06, 2019 shares
Short-term investments, available-for-sale debt securities current | ¥		¥ 2,199,372		¥ 6,727,493
Long-term investments, available-for-sale debt securities noncurrent | ¥	[1]	0		525,373
Accrued expenses and other current liabilities		693,265	$ 108,789	1,315,502
Operating lease liabilities, current portion		80,010	12,555	152,622
Operating lease liabilities, non-current portion		276,035	$ 43,316	644,143
Ordinary shares, shares outstanding						157,138,000
Variable interest entity, primary beneficiary [Member]
Accrued expenses and other current liabilities | ¥		417,032		623,002
Operating lease liabilities, current portion | ¥		41,479		125,986
Operating lease liabilities, non-current portion | ¥		¥ 158,824		¥ 527,692
Common Class A [Member]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued		99,277,116	99,277,116	96,821,132
Ordinary shares, shares outstanding		98,032,240	98,032,240	96,455,774		83,832,712
Common Class B [Member]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued		73,305,288	73,305,288	73,305,288
Ordinary shares, shares outstanding		73,305,288	73,305,288	73,305,288		73,305,288

[1]	The Group did not hold any long-term available-for-sale debt investments as of December 31, 2021.